Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Trade And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized, Financial assets	$ 535,005	$ 454,069
Gross amounts offset, Financial assets	(42,845)	12,727
Net amount presented, Financial assets	492,160	441,342
Trade And Other Payables [Member]
Statement [Line Items]
Gross amounts recognized, Financial liabilities	296,735	282,425
Gross amounts offset, Financial liabilities	(42,845)	12,727
Net amount presented, Financial liabilities	$ 253,890	$ 269,698